Accounts Payable and Accrued Liabilities and Provisions (Details) - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017
Accounts payable and accrued liabilities [Abstract]
Trade	$ 26,052	$ 19,002
Salaries and social benefits	18,101	15,176
Forward exchange contracts (note 6)	590	0
Other	3,155	2,598
Accounts payable and accrued liabilities	47,898	36,776
Provisions [Abstract]
Warranty	417	320
Contingent liability (note 3)	0	1,092
Restructuring charges (note 4)	3,167	2,477
Other	1,717	0
Provisions	$ 5,301	$ 3,889